Biological assets (Tables)	12 Months Ended
Jun. 30, 2024
Biological assets
Schedule of changes biological assets
	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2022	14,839	20,464	32,910	52,731	951	505	122,400
Non-current (Production)	-	-	-	47,251	862	505	48,618
Current (Consumable)	14,839	20,464	32,910	5,480	89	-	73,782
Balance as of June 30, 2022	14,839	20,464	32,910	52,731	951	505	122,400
Transfers	(3,103)	3,103	-	-	-	-	-
Purchases	-	-	-	4,295	46	-	4,341
Initial recognition and changes in the fair value of biological assets (i)	-	16,782	(1,393)	(20,051)	(342)	-	(5,004)
Decrease due to harvest	-	(210,516)	(50,911)	-	-	-	(261,427)
Sales	-	-	-	(16,986)	(27)	-	(17,013)
Consumptions	-	-	-	(85)	(4)	(120)	(209)
Costs for the year	16,058	179,427	41,481	19,881	-	41	256,888
Foreign exchange	5,254	(2,814)	1,193	415	-	-	4,048
Balance as of June 30, 2023	33,048	6,446	23,280	40,200	624	426	104,024
Non-current (Production)	-	-	-	33,601	546	423	34,570
Current (Consumable)	33,048	6,446	23,280	6,599	78	3	69,454
Balance as of June 30, 2023	33,048	6,446	23,280	40,200	624	426	104,024
Purchases	-	-	-	7,422	7	-	7,429
Transfers	(2,500)	2,500	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	9,222	3,179	(6,258)	(306)	-	5,837
Decrease due to harvest	-	(169,597)	(49,797)	-	-	-	(219,394)
Sales	-	-	-	(20,368)	(36)	-	(20,404)
Consumes	-	-	-	(90)	(2)	(92)	(184)
Costs for the year	15,599	169,002	46,693	17,362	-	58	248,714
Currency translation adjustment	(30,620)	(3,781)	(4,042)	(1,269)	-	-	(39,712)
Balance as of June 30, 2024	15,527	13,792	19,313	36,999	287	392	86,310
Non-current (Production)	-	-	-	27,419	218	388	28,025
Current (Consumable)	15,527	13,792	19,313	9,580	69	4	58,285
Balance as of June 30, 2024	15,527	13,792	19,313	36,999	287	392	86,310

Schedule of presents main parameters
Description	Valuation technique	Parameters	Discount rate	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Argentina:	Argentina
			43.5% - 45.0%	Yields: 0.77 - 16.56 tn./ha.
Future of sale prices: 167,450 - 317,264 ARS/tn
Operating cost: 67,095 - 1,135,254 ARS/ha
			Brazil:	Brazil:
			11.9%	Yields: 100.87 soybean bag/ha.
Future of sale prices: 41.76 BRL/tn.
Operating cost: 8.84 BRL/ha.
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:	Brazil:
			11.9%	Yields: 82.92 tn/ha
Future of sale prices: 141.74 BRL/tn.
Operating cost: 86.73 BRL/tn.

Schedule of Capitalized cost of production
	06.30.2024	06.30.2023	06.30.2022

Supplies and labors	183,952	192,862	188,123
Salaries, social security costs and other personnel expenses	12,307	11,556	10,600
Depreciation and amortization	32,140	33,973	28,453
Fees and payments for services	745	508	629
Maintenance, security, cleaning, repairs and others	1,806	1,627	1,825
Taxes, rates and contributions	242	349	599
Leases and service charges	144	126	96
Freights	1,362	1,776	1,334
Travelling, library expenses and stationery	1,356	1,314	1,175
Other expenses	14,602	12,756	13,379
	248,656	256,847	246,213